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                             NEW ENGLAND FINANCIAL(TM)
                               A METLIFE AFFILIATE

                                                              October 31, 2002


VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, NW
Washington, D.C.   20549

         Re:      METROPOLITAN LIFE INSURANCE COMPANY
                  NEW ENGLAND VARIABLE ANNUITY FUND I
                  File No. 333-11137
                  Rule 497(j) Certification

Commissioners:

         On behalf of Metropolitan Life Insurance Company (the "Company") and New England Variable Annuity Fund I (the "Account"), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of Prospectus and Statement of Additional Information ("SAI") being used for certain variable annuity contracts offered by the Company through the Account and otherwise required to be filed under paragraph (c) of Rule 497 does not differ from the Prospectus and SAI in Post-Effective Amendment No. 11 for the Account filed electronically with the Commission on October 28, 2002.

         If you have any questions, please contact me at (617)578-3514.

                                               Sincerely,



                                               /s/ Michele H. Abate
                                               Michele H. Abate


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                               501 BOYLSTON STREET
                        BOSTON, MASSACHUSETTS 02116-3700


            NEW ENGLAND LIFE INSURANCE COMPANY, BOSTON, MASSACHUSETTS